Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Sep. 09, 2011
Document and Entity Information
Entity Registrant Name	WaferGen Bio-systems, Inc.
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001368993
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		41,563,180
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY